Fair Value (Details) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Fair Value Assets Measured On Recurring Basis [Line Items]
Investment securities	$ 30,611	$ 41,079	$ 28,688
Loans held for sale	49,159	42,881	3,298
Rate lock commitments	145	342
US Federal Agencies [Member]
Fair Value Assets Measured On Recurring Basis [Line Items]
Investment securities	26,026	36,981	28,521
US Treasury Securities [Member]
Fair Value Assets Measured On Recurring Basis [Line Items]
Investment securities	4,000	3,997
Collateralized Mortgage Backed Securities [Member]
Fair Value Assets Measured On Recurring Basis [Line Items]
Investment securities	85	101	167
Mutual Funds [Member]
Fair Value Assets Measured On Recurring Basis [Line Items]
Investment securities	500	0
Fair Value, Measurements, Recurring [Member]
Fair Value Assets Measured On Recurring Basis [Line Items]
Loans held for sale		42,881
Rate lock commitments		342
Fair Value, Measurements, Recurring [Member] | US Federal Agencies [Member]
Fair Value Assets Measured On Recurring Basis [Line Items]
Investment securities		36,981
Fair Value, Measurements, Recurring [Member] | US Treasury Securities [Member]
Fair Value Assets Measured On Recurring Basis [Line Items]
Investment securities		3,997
Fair Value, Measurements, Recurring [Member] | Collateralized Mortgage Backed Securities [Member]
Fair Value Assets Measured On Recurring Basis [Line Items]
Investment securities		101
Fair Value, Inputs, Level 1 [Member]
Fair Value Assets Measured On Recurring Basis [Line Items]
Loans held for sale	0	0
Rate lock commitments	0	0
Fair Value, Inputs, Level 1 [Member] | US Federal Agencies [Member]
Fair Value Assets Measured On Recurring Basis [Line Items]
Investment securities	0	0
Fair Value, Inputs, Level 1 [Member] | US Treasury Securities [Member]
Fair Value Assets Measured On Recurring Basis [Line Items]
Investment securities	0	0
Fair Value, Inputs, Level 1 [Member] | Collateralized Mortgage Backed Securities [Member]
Fair Value Assets Measured On Recurring Basis [Line Items]
Investment securities	0	0
Fair Value, Inputs, Level 1 [Member] | Mutual Funds [Member]
Fair Value Assets Measured On Recurring Basis [Line Items]
Investment securities	0
Fair Value, Inputs, Level 1 [Member] | Fair Value, Measurements, Recurring [Member]
Fair Value Assets Measured On Recurring Basis [Line Items]
Loans held for sale		0
Rate lock commitments		0
Fair Value, Inputs, Level 1 [Member] | Fair Value, Measurements, Recurring [Member] | US Federal Agencies [Member]
Fair Value Assets Measured On Recurring Basis [Line Items]
Investment securities		0	0
Fair Value, Inputs, Level 1 [Member] | Fair Value, Measurements, Recurring [Member] | US Treasury Securities [Member]
Fair Value Assets Measured On Recurring Basis [Line Items]
Investment securities		0
Fair Value, Inputs, Level 1 [Member] | Fair Value, Measurements, Recurring [Member] | Collateralized Mortgage Backed Securities [Member]
Fair Value Assets Measured On Recurring Basis [Line Items]
Investment securities		0	0
Fair Value, Inputs, Level 2 [Member]
Fair Value Assets Measured On Recurring Basis [Line Items]
Loans held for sale	49,159	42,881
Rate lock commitments	145	342
Fair Value, Inputs, Level 2 [Member] | US Federal Agencies [Member]
Fair Value Assets Measured On Recurring Basis [Line Items]
Investment securities	26,026	36,981
Fair Value, Inputs, Level 2 [Member] | US Treasury Securities [Member]
Fair Value Assets Measured On Recurring Basis [Line Items]
Investment securities	4,000	3,997
Fair Value, Inputs, Level 2 [Member] | Collateralized Mortgage Backed Securities [Member]
Fair Value Assets Measured On Recurring Basis [Line Items]
Investment securities	85	101
Fair Value, Inputs, Level 2 [Member] | Mutual Funds [Member]
Fair Value Assets Measured On Recurring Basis [Line Items]
Investment securities	500
Fair Value, Inputs, Level 2 [Member] | Fair Value, Measurements, Recurring [Member]
Fair Value Assets Measured On Recurring Basis [Line Items]
Loans held for sale		42,881
Rate lock commitments		342
Fair Value, Inputs, Level 2 [Member] | Fair Value, Measurements, Recurring [Member] | US Federal Agencies [Member]
Fair Value Assets Measured On Recurring Basis [Line Items]
Investment securities		36,981	28,521
Fair Value, Inputs, Level 2 [Member] | Fair Value, Measurements, Recurring [Member] | US Treasury Securities [Member]
Fair Value Assets Measured On Recurring Basis [Line Items]
Investment securities		3,997
Fair Value, Inputs, Level 2 [Member] | Fair Value, Measurements, Recurring [Member] | Collateralized Mortgage Backed Securities [Member]
Fair Value Assets Measured On Recurring Basis [Line Items]
Investment securities		101	167
Fair Value, Inputs, Level 3 [Member]
Fair Value Assets Measured On Recurring Basis [Line Items]
Loans held for sale	0	0
Rate lock commitments	0	0
Fair Value, Inputs, Level 3 [Member] | US Federal Agencies [Member]
Fair Value Assets Measured On Recurring Basis [Line Items]
Investment securities	0	0
Fair Value, Inputs, Level 3 [Member] | US Treasury Securities [Member]
Fair Value Assets Measured On Recurring Basis [Line Items]
Investment securities	0	0
Fair Value, Inputs, Level 3 [Member] | Collateralized Mortgage Backed Securities [Member]
Fair Value Assets Measured On Recurring Basis [Line Items]
Investment securities	0	0
Fair Value, Inputs, Level 3 [Member] | Mutual Funds [Member]
Fair Value Assets Measured On Recurring Basis [Line Items]
Investment securities	0
Fair Value, Inputs, Level 3 [Member] | Fair Value, Measurements, Recurring [Member]
Fair Value Assets Measured On Recurring Basis [Line Items]
Loans held for sale		0
Rate lock commitments		0
Fair Value, Inputs, Level 3 [Member] | Fair Value, Measurements, Recurring [Member] | US Federal Agencies [Member]
Fair Value Assets Measured On Recurring Basis [Line Items]
Investment securities		0	0
Fair Value, Inputs, Level 3 [Member] | Fair Value, Measurements, Recurring [Member] | US Treasury Securities [Member]
Fair Value Assets Measured On Recurring Basis [Line Items]
Investment securities		0
Fair Value, Inputs, Level 3 [Member] | Fair Value, Measurements, Recurring [Member] | Collateralized Mortgage Backed Securities [Member]
Fair Value Assets Measured On Recurring Basis [Line Items]
Investment securities		$ 0	$ 0